Related Parties - Summary of Financial Assets and Liabilities with Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ 6,912,872	₺ 6,656,292
Banks - Time deposits
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	7,720,468	6,713,484
Banks - Demand deposits
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	154,291	106,799
Other cash and cash equivalents [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties		8,354
Bank borrowings [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(762,613)	(55,902)
Debt securities issued [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(101,938)	(50,866)
Lease liabilities [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ (97,336)	₺ (65,577)